Equity Transactions (Details 2) - Stock Option [Member]	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Expected life of options (In years)	5 years	5 years	5 years	5 years
Expected volatility	71.55%	67.91%	69.77%	103.13%
Risk free interest rate	1.61%	2.98%	2.60%	2.28%
Dividend Yield	0.00%	0.00%	0.00%	0.00%